Advances repayable - Summary of Current and Non-current Portion Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Total Non-Current portion as at 1st January	€ 1,544	€ 7,330
Total Non-Current portion as at 31 December	2,864	1,544
Total Current portion as at 1st January	226	1,108
Total Current portion as at 31 December	€ 276	€ 226